Selected Balance Sheet information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total assets	$ 36,507,535		$ 37,348,432		$ 38,814,998
Deposits	27,000,613		27,942,127
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	26,582,248		27,410,644		28,556,279
Loans	18,484,977		18,594,751		18,729,654
Deposits	19,984,830		20,696,606		19,149,753
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	8,816,143		8,708,709		9,087,737
Loans	5,852,705		5,845,359		6,978,007
Deposits	6,049,168		6,151,959		6,566,710
Other Countries [Member]
Segment Reporting Information [Line Items]
Total assets	1,109,144		1,229,079		1,170,982
Loans	755,950		874,282		751,194
Deposits	$ 966,615	[1]	$ 1,093,562	[1]	$ 1,045,737

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.